                     [LETTERHEAD OF MAYER, BROWN & PLATT]


                                August 21, 1998

EDGAR FILING

United States Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

     Re:  Security Capital Real Estate Mutual Funds Incorporated
          (File Nos. 333-20649 and 811-8033)
          -------------------------------------------------------

Dear Sir or Madam:

     Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933, as amended ("1933 Act"), is a certification of the above-referenced Registrant, that the prospectus and statement of additional information that would have been filed under Rule 497(c) of the 1993 Act would not have differed from that contained in Post-Effective Amendment No. 9 to the Registrant's registration statement on Form N-1A under the 1933 Act filed electronically with the Securities and Exchange Commission on August 19, 1998.

     Please contact Kathy Kresch Ingber at (202) 955-0820 or the undersigned at the above-referenced number with any questions or comments.

                                       Sincerely,

                                       /s/ Diane E. Ambler
                                       Diane E. Ambler

cc:  H.R. Hallock, Jr. (w/related transmission)

    [LETTERHEAD OF SECURITY CAPITAL REAL ESTATE MUTUAL FUNDS APPEARS HERE]

August 21, 1998

EDGAR FILING

United States Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

RE: Security Capital Real Estate Mutual Funds Incorporated
    (File Nos. 333-20649 and 811-8033)

Dear Sir/Madam:

        Pursuant to Rule 497(j) of Regulation C under the Securities Act of 1933, as amended ("1933 Act"), this letter serves to certify that the prospectus and statement of additional information that would have been filed pursuant to Rule 497(c) under the 1933 Act, would not have differed from that contained in Post-Effective Amendment No. 9 to the Registrant's registration statement on Form N-1A, Amendment No. 11 under the Investment Company Act of 1940, filed with the Securities and Exchange Commission electronically on August 19, 1998, which became effective immediately upon filing.

                                     Very truly yours,

                                     /s/ Anthony R. Manno Jr.
                                     --------------------------
                                     Anthony R. Manno Jr.
                                     Chairman, Managing Director and President

cc: H.R. Hallock, Jr.